Other reserves - Equity and warrants to issued or exchanged and cost for listing services (Details)	Aug. 04, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Fair value of shares to be issued to Gores Holdings V in consideration for combination		$ 4,988,000,000
Net assets of Gores Holdings V at Closing Date (including fair value of assumed Public and Private Warrants as discussed in note 21)		$ 323,000,000
Gores Holdings V
Disclosure of detailed information about business combination [line items]
Total shares to be issued to Gores Holdings V stockholders	40,019,577
Value per share of Earnout Shares | $ / shares	$ 10.59
Fair value of shares to be issued to Gores Holdings V in consideration for combination	$ 424,000,000
Net assets of Gores Holdings V at Closing Date (including fair value of assumed Public and Private Warrants as discussed in note 21)	219,000,000
Difference - being IFRS 2 cost for listing services	205,000,000
Other reserves offset	164,000,000
Other liabilities and provisions offset	$ 41,000,000
Class A stock | Gores Holdings V
Disclosure of detailed information about business combination [line items]
Total shares to be issued to Gores Holdings V stockholders	30,175,827
Class F stock | Gores Holdings V
Disclosure of detailed information about business combination [line items]
Total shares to be issued to Gores Holdings V stockholders	9,843,750